Other Operating Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other operating expenses [Abstract]
Care and maintenance costs (note 35)	$ 62	$ 70	$ 67
Pension and medical defined benefit provisions	9	25	18
Governmental fiscal claims and care and maintenance of old tailings operations	14	14	7
Other	3	1	4
Other operating expenses	$ 88	$ 110	$ 96